Income Taxes - Schedule of Income Tax Provision (Details) - UNITED STATES - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes - Schedule of Income Tax Provision (Details) [Line Items]
United States	$ (289,745)	$ (53,913,759)	$ (6,844,479)	$ (56,163,499)
Total	$ (289,745)	$ (53,913,759)	$ (6,844,479)	$ (56,163,499)